SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 35,469	$ 33,544
Allowance for estimated credit losses	(17,947)	(15,567)
Total	$ 17,522	$ 17,977